Leases - Summary of Maturities of The Group's Operating Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020 and 2021		¥ 138,024
2021 and 2022		137,068
2022 and 2023		76,266
2023 and 2024		50,832
2024 and 2025		40,541
Thereafter		89,725
Total minimum lease payments		532,456
Less: Interest		(60,390)
Total operating lease liabilities		472,066	¥ 452,144
Less: Current portion	$ (18,324)	(119,565)	(90,740)
Non - current portion of lease obligations	$ 54,023	¥ 352,501	¥ 361,404